Expense Example - Calvert Fund	Sep. 30, 2025 USD ($)
Calvert Core Bond Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 398
Expense Example, with Redemption, 3 Years	568
Expense Example, with Redemption, 5 Years	753
Expense Example, with Redemption, 10 Years	1,288
Calvert Core Bond Fund | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	695
Calvert Core Bond Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	271
Expense Example, with Redemption, 10 Years	613
Calvert High Yield Bond Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	426
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	878
Expense Example, with Redemption, 10 Years	1,553
Calvert High Yield Bond Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	561
Expense Example, with Redemption, 5 Years	968
Expense Example, with Redemption, 10 Years	1,906
Calvert High Yield Bond Fund | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	976
Calvert High Yield Bond Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Calvert Income Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	416
Expense Example, with Redemption, 3 Years	611
Expense Example, with Redemption, 5 Years	822
Expense Example, with Redemption, 10 Years	1,430
Calvert Income Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	1,787
Calvert Income Fund | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	846
Calvert Income Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	345
Expense Example, with Redemption, 10 Years	773
Calvert Mortgage Access Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	498
Expense Example, with Redemption, 3 Years	885
Expense Example, with Redemption, 5 Years	1,297
Expense Example, with Redemption, 10 Years	2,445
Calvert Mortgage Access Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	354
Expense Example, with Redemption, 3 Years	806
Expense Example, with Redemption, 5 Years	1,384
Expense Example, with Redemption, 10 Years	2,773
Calvert Mortgage Access Fund | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	1,923
Calvert Mortgage Access Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	1,923
Calvert Short Duration Income Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	464
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,153
Calvert Short Duration Income Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	826
Expense Example, with Redemption, 10 Years	1,605
Calvert Short Duration Income Fund | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	648
Calvert Short Duration Income Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Calvert Ultra-Short Duration Income Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	971
Calvert Ultra-Short Duration Income Fund | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	295
Expense Example, with Redemption, 10 Years	670
Calvert Ultra-Short Duration Income Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	$ 599